Form N-1A Supplement	Sep. 18, 2025
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 18, 2025
to the Summary Prospectus and Prospectus of Sprott Junior Gold Miners ETF (SGDJ)

The last sentence of the second paragraph under “Principal Investment Strategies of the Fund” on page 1 of each of the Sprott Junior Gold Miners ETF’s Prospectus and the Summary Prospectus, both dated April 30, 2025, is replaced with the following sentence:

“In the Underlying Junior Gold Miners Index, companies that have a market capitalization of greater than USD $3 billion are excluded.”

Please retain this supplement for future reference.